Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)	Oct. 31, 2015 CAD ($)
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	6,095,201	7,525,296	9,805,299	12,111,153
Weighted- average exercise price	$ 72.19	$ 72.05	$ 77.41	$ 80.19
Number of stock options	3,782,481	4,584,375	5,605,485
Weighted- average exercise price	$ 61.39	$ 67.42	$ 83.34
Range of exercise prices $30.01 to $40.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	13,690
Weighted- average remaining contractual life (years) | yr	0.1
Weighted- average exercise price	$ 34.13
Number of stock options	13,690
Weighted- average remaining contractual life (years)	0.1
Weighted- average exercise price	$ 34.13
Range of exercise prices $50.01 to $60.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,736,930
Weighted- average remaining contractual life (years) | yr	2.3
Weighted- average exercise price	$ 55.88
Number of stock options	1,736,930
Weighted- average remaining contractual life (years)	2.3
Weighted- average exercise price	$ 55.88
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,798,219
Weighted- average remaining contractual life (years) | yr	4.7
Weighted- average exercise price	$ 64.68
Number of stock options	1,798,219
Weighted- average remaining contractual life (years)	4.7
Weighted- average exercise price	$ 64.68
Range of exercise prices $70.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	2,546,362
Weighted- average remaining contractual life (years) | yr	7.7
Weighted- average exercise price	$ 88.83
Number of stock options	233,642
Weighted- average remaining contractual life (years)	6.0
Weighted- average exercise price	$ 78.62